Business Segment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Business Segment [Abstract]
Schedule of operations by business segment
	Three Months Ended March 31,
	Revenue		Earnings
	2023	2022	2023	2022
FOXO Labs	$7	$32	$(290)	$(504)
FOXO Life	6	8	(647)	(803)
	13	40	(937)	(1,307)
Corporate and other (a)			(6,477)	(10,738)
Interest expense			(225)	(322)
Total	$13	$40	$(7,639)	$(12,367)
(a)	Corporate and other includes stock-based compensation, including the consulting agreement, expense of $2,626 and depreciation and amortization expense of $929 for the three months ended March 31, 2023. For the three months ended March 31, 2022 corporate and other included stock-based compensation, depreciation, and changes in fair value of the convertible debentures of $231, $31, and $7,432 respectively. See Notes 4, 6, and 9 for additional information.

	Revenue		Earnings
	2022	2021	2022	2021
FOXO Labs	$483	$85	$(2,769)	$(4,790)
FOXO Life	28	35	(3,735)	(2,381)
	511	120	(6,504)	(7,171)
Corporate and other (a)			(87,311)	(30,199)
Interest expense			(1,440)	(1,118)
Total	$511	$120	$(95,255)	$(38,488)
(a)	Corporate and other includes stock-based compensation, including the consulting agreement, Cantor Commitment Fee and vendor shares, expense of $17,708, depreciation and amortization expense of $1,487, change in fair value of convertible debentures and warrant liability expense of $26,104, $1,307 for impairment charge and $27,544 of other non-operating expenses for the year ended December 31, 2022. Additionally, the year ended December 31, 2022 included. For the year ended December 31, 2021 corporate and other included stock-based compensation, depreciation, changes in fair value of the convertible debentures and investment impairment of $131, $98, $21,703, and $400 respectively. See Notes 5, 6, 7, 9 and 11 for additional information.